UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Parametric Research Affiliates Systematic Alternative Risk Premia Fund

Eaton Vance

Hexavest Global Equity Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.8%

Security	Shares	Value
Australia — 2.9%
AGL Energy, Ltd.	3,797	$48,489
Amcor, Ltd.	6,460	60,958
Australia and New Zealand Banking Group, Ltd.	4,952	91,150
BHP Billiton, Ltd.	4,730	109,138
Brambles, Ltd.	6,895	51,940
Caltex Australia, Ltd.	4,869	97,423
Coca-Cola Amatil, Ltd.	13,773	96,930
Commonwealth Bank of Australia	5,651	277,864
National Australia Bank, Ltd.	10,824	193,853
Newcrest Mining, Ltd.	32,680	478,376
Oil Search, Ltd.	23,047	126,701
Rio Tinto, Ltd.	1,596	86,842
Santos, Ltd.	16,450	77,209
Telstra Corp., Ltd.	66,932	146,410
Westpac Banking Corp.	9,473	179,947
Woodside Petroleum, Ltd.	7,784	191,644

		$2,314,874

Belgium — 0.7%
Colruyt SA	2,726	$158,501
Proximus SA	10,246	261,046
UCB SA	1,769	148,561

		$568,108

Canada — 3.8%
Alamos Gold, Inc., Class A	27,120	$108,209
B2Gold Corp.(1)	143,432	352,843
Barrick Gold Corp.	57,812	725,541
Canadian Natural Resources, Ltd.	12,311	337,782
Goldcorp, Inc.	18,527	167,113
Manulife Financial Corp.	14,787	232,849
Osisko Gold Royalties, Ltd.	14,037	107,481
Pan American Silver Corp.	9,937	145,875
SSR Mining, Inc.(1)	24,547	240,315
Wheaton Precious Metals Corp.	1,185	19,479
Yamana Gold, Inc.	285,962	649,134

		$3,086,621

France — 4.4%
Airbus SE	514	$56,804
AXA SA	13,451	336,634
BNP Paribas SA	10,371	540,475
Carrefour SA	8,240	159,805
Casino Guichard-Perrachon SA	1,116	49,219
Credit Agricole SA	18,633	238,641
Engie SA	12,828	170,448

Security	Shares	Value
Kering	264	$117,345
Klepierre SA	1,282	43,444
LVMH Moet Hennessy Louis Vuitton SE	455	138,050
Natixis SA	20,449	119,379
Orange SA	14,042	219,172
Peugeot SA	6,112	145,287
Renault SA	1,006	75,122
Sanofi	4,515	403,463
Schneider Electric SE	812	58,717
Total SA	8,109	475,799
Valeo SA	2,380	76,765
Veolia Environnement SA	8,050	160,432

		$3,585,001

Germany — 3.6%
adidas AG	190	$44,681
Allianz SE	1,062	221,236
BASF SE	1,512	116,029
Bayer AG	1,079	82,708
Bayerische Motoren Werke AG	1,898	163,438
Continental AG	571	94,093
Covestro AG(2)	933	60,168
Daimler AG	3,213	190,327
Deutsche Bank AG	15,490	151,395
Deutsche Boerse AG	469	59,269
Deutsche Post AG	2,828	89,295
Deutsche Telekom AG	25,423	416,980
Deutsche Wohnen SE	1,676	76,660
Hannover Rueck SE	1,135	152,636
MAN SE	1,114	116,048
Merck KGaA	2,271	243,004
Metro AG	6,710	100,940
Muenchener Rueckversicherungs-Gesellschaft AG	485	104,171
ProSiebenSat.1 Media SE	2,543	58,722
RWE AG	4,142	80,579
SAP SE	1,420	152,044
Volkswagen AG, PFC Shares	603	101,306

		$2,875,729

Hong Kong — 0.4%
AIA Group, Ltd.	16,102	$122,489
CK Infrastructure Holdings, Ltd.	8,000	58,549
HK Electric Investments & HK Electric Investments, Ltd.(2)	66,928	63,677
HKT Trust and HKT, Ltd.	39,000	53,787
Power Assets Holdings, Ltd.	7,000	46,745

		$345,247

Italy — 0.3%
Enel SpA	33,233	$162,943
UniCredit SpA	6,481	82,861

		$245,804

Japan — 10.5%
ABC-Mart, Inc.	700	$40,926
Ain Holdings, Inc.	300	23,528
Amada Holdings Co., Ltd.	7,500	70,656
Asahi Group Holdings, Ltd.	1,400	61,523

Security	Shares	Value
Chiba Bank, Ltd. (The)	14,500	$91,732
Chubu Electric Power Co., Inc.	1,500	21,631
Concordia Financial Group, Ltd.	15,600	71,397
COSMOS Pharmaceutical Corp.	200	40,879
Dai-ichi Life Holdings, Inc.	34,860	654,159
Daifuku Co., Ltd.	1,000	42,946
Daito Trust Construction Co., Ltd.	600	79,103
Daiwa House REIT Investment Corp.	25	54,786
Electric Power Development Co., Ltd.	1,400	38,116
FANUC Corp.	200	34,793
Fujitsu, Ltd.	1,500	91,258
Fukuoka Financial Group, Inc.	4,200	103,197
H2O Retailing Corp.	1,800	27,967
Hitachi Chemical Co., Ltd.	2,000	31,524
Hitachi Construction Machinery Co., Ltd.	1,900	50,446
Hokuriku Electric Power Co.(1)	2,100	19,563
Honda Motor Co., Ltd.	900	25,691
Isetan Mitsukoshi Holdings, Ltd.	2,900	33,893
ITOCHU Corp.	4,800	89,021
Itochu Techno-Solutions Corp.	3,700	70,167
J. Front Retailing Co., Ltd.	4,700	61,590
Japan Prime Realty Investment Corp.	12	42,818
Japan Real Estate Investment Corp.	10	51,608
Japan Retail Fund Investment Corp.	36	66,492
Japan Tobacco, Inc.	1,000	25,695
JXTG Holdings, Inc.	8,800	59,461
Kajima Corp.	5,000	64,383
Kansai Electric Power Co., Inc. (The)	5,500	84,180
KDDI Corp.	400	9,680
Kirin Holdings Co., Ltd.	2,900	69,201
Komatsu, Ltd.	9,200	239,591
Marubeni Corp.	2,500	20,272
Mitsubishi Corp.	4,700	132,283
Mitsubishi Motors Corp.	7,200	45,225
Mitsubishi Tanabe Pharma Corp.	3,000	44,313
Mitsubishi UFJ Financial Group, Inc.	140,500	850,375
Mitsui & Co., Ltd.	2,700	45,113
Mitsui Chemicals, Inc.	2,400	53,818
Mizuho Financial Group, Inc.	390,200	670,115
Nippon Prologis REIT, Inc.	37	74,478
Nippon Telegraph & Telephone Corp.	1,000	41,239
Nissan Motor Co., Ltd.	9,700	88,248
Nomura Real Estate Master Fund, Inc.	37	47,925
NTT Data Corp.	5,800	74,463
NTT DoCoMo, Inc.	3,100	76,876
Obayashi Corp.	11,000	97,110
Ono Pharmaceutical Co., Ltd.	900	20,424
Qol Holdings Co., Ltd.	1,400	29,465
Rakuten, Inc.	6,000	40,584
Resona Holdings, Inc.	128,742	677,187
Ryohin Keikaku Co., Ltd.	200	52,866
Sawai Pharmaceutical Co., Ltd.	1,300	65,900
Seven & i Holdings Co., Ltd.	1,200	51,960
Shikoku Electric Power Co., Inc.	5,600	70,288

Security	Shares	Value
Shimizu Corp.	8,100	$65,751
Shizuoka Bank, Ltd. (The)	10,900	95,364
Sony Corp.	500	27,058
Sumitomo Corp.	4,300	65,217
Sumitomo Mitsui Financial Group, Inc.	25,000	973,377
Sumitomo Mitsui Trust Holdings, Inc.	2,400	95,360
Sundrug Co., Ltd.	1,400	50,874
Suzuki Motor Corp.	1,200	59,840
T&D Holdings, Inc.	18,500	295,736
Taisei Corp.	1,100	47,045
Takeda Pharmaceutical Co., Ltd.	6,700	277,779
Tokyo Electric Power Co. Holdings, Inc.(1)	39,000	199,609
Tokyo Gas Co., Ltd.	2,600	63,942
Toyota Motor Corp.	500	29,291
United Urban Investment Corp.	38	57,770
Yahoo! Japan Corp.	16,400	51,165
Yamada Denki Co., Ltd.	6,900	32,536

		$8,501,842

Netherlands — 2.0%
Aegon NV	42,902	$263,103
Coca-Cola European Partners PLC	2,703	122,959
ING Groep NV	16,016	189,485
Koninklijke Ahold Delhaize NV	12,225	279,836
Mylan NV(1)	7,562	236,313
NXP Semiconductors NV	674	50,543
Unilever NV	4,209	226,171
Wolters Kluwer NV	4,197	238,115

		$1,606,525

Norway — 0.5%
DNB ASA	3,648	$65,906
Equinor ASA	5,643	145,964
Orkla ASA	4,488	38,728
Telenor ASA	5,832	106,932

		$357,530

Singapore — 0.5%
Ascendas Real Estate Investment Trust	31,000	$56,448
CapitaLand Mall Trust	41,000	62,448
CapitaLand, Ltd.	20,000	45,430
City Developments, Ltd.	7,000	40,004
Jardine Cycle & Carriage, Ltd.	1,000	21,900
Singapore Telecommunications, Ltd.	24,000	54,464
StarHub, Ltd.	34,953	47,495
Suntec Real Estate Investment Trust	42,000	53,751
UOL Group, Ltd.	12,000	52,268

		$434,208

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	72,462	$399,924
CaixaBank SA	39,031	157,947
Iberdrola SA	36,019	254,864
Repsol SA	9,229	164,912
Telefonica SA	33,194	272,292

		$1,249,939

Security	Shares	Value
Sweden — 0.1%
Telia Co. AB	24,666	$111,034

		$111,034

Switzerland — 4.0%
ABB, Ltd.	2,860	$57,547
Adecco Group AG	1,848	90,497
Barry Callebaut AG	66	129,002
Geberit AG	425	166,403
Kuehne & Nagel International AG	340	47,255
Nestle SA	8,364	706,115
Novartis AG	10,444	914,605
Roche Holding AG PC	2,461	598,915
Swiss Prime Site AG(1)	1,047	84,957
Swisscom AG	709	324,638
Zurich Insurance Group AG	424	131,644

		$3,251,578

United Kingdom — 7.8%
Antofagasta PLC	4,146	$41,502
AstraZeneca PLC	5,420	414,574
Aviva PLC	47,581	260,025
BP PLC	76,494	552,571
British American Tobacco PLC	9,093	394,184
BT Group PLC	76,154	233,184
Centamin PLC	58,850	74,733
Centrica PLC	68,095	127,902
GlaxoSmithKline PLC	17,484	338,626
Imperial Brands PLC	9,520	322,467
J Sainsbury PLC	79,686	316,598
Legal & General Group PLC	70,224	225,340
Lloyds Banking Group PLC	344,172	251,156
National Grid PLC	12,233	129,230
Randgold Resources, Ltd.	8,675	682,321
Reckitt Benckiser Group PLC	1,001	80,945
Rio Tinto PLC	3,898	189,251
Rolls-Royce Holdings PLC	5,132	55,036
Royal Dutch Shell PLC, Class A	13,064	416,194
Royal Dutch Shell PLC, Class B	12,620	411,575
Royal Mail PLC	15,940	73,179
Shire PLC	1,461	88,173
Smith & Nephew PLC	6,214	101,008
Tesco PLC	44,414	120,958
Unilever PLC	2,368	125,432
Vodafone Group PLC	164,487	309,324

		$6,335,488

United States — 47.7%
Accenture PLC, Class A	3,049	$480,583
AES Corp. (The)	35,827	522,358
Aflac, Inc.	11,277	485,700
Allstate Corp. (The)	5,089	487,119
Altria Group, Inc.	8,630	561,295
Ameren Corp.	5,415	349,701
American Express Co.	4,303	442,047
Apple, Inc.	6,413	1,403,549

Security	Shares	Value
AT&T, Inc.	39,036	$1,197,624
Bank of America Corp.	27,070	744,425
BB&T Corp.	2,389	117,443
Bristol-Myers Squibb Co.	13,837	699,322
Brookfield Property Partners, Ltd.	6,758	130,497
Cardinal Health, Inc.	6,001	303,651
Carnival Corp.	7,016	393,177
Chevron Corp.	7,337	819,176
Cigna Corp.	1,795	383,789
Cisco Systems, Inc.	27,503	1,258,262
Citigroup, Inc.	6,225	407,488
Citrix Systems, Inc.(1)	3,072	314,788
Cognizant Technology Solutions Corp., Class A	5,934	409,624
Comcast Corp., Class A	11,317	431,630
ConocoPhillips	7,754	542,005
Consolidated Edison, Inc.	3,860	293,360
CVS Health Corp.	7,368	533,370
Dollar General Corp.	4,613	513,796
DTE Energy Co.	3,395	381,598
Duke Energy Corp.	4,246	350,847
DXC Technology Co.	7,471	544,113
Edison International	5,548	384,976
Eli Lilly & Co.	2,673	289,860
Entergy Corp.	5,877	493,374
Everest Re Group, Ltd.	675	147,055
Exelon Corp.	13,586	595,203
Express Scripts Holding Co.(1)	3,114	301,965
Exxon Mobil Corp.	12,367	985,403
Ford Motor Co.	25,175	240,421
Gilead Sciences, Inc.	3,092	210,813
HCP, Inc.	4,760	131,138
Hewlett Packard Enterprise Co.	35,830	546,407
HP, Inc.	21,317	514,592
Huntington Ingalls Industries, Inc.	1,044	228,093
International Business Machines Corp.	1,256	144,980
Johnson & Johnson	10,548	1,476,615
JPMorgan Chase & Co.	7,260	791,485
Juniper Networks, Inc.	8,731	255,556
Kellogg Co.	5,109	334,537
Kroger Co. (The)	7,466	222,188
Lincoln National Corp.	4,415	265,739
Loews Corp.	1,535	71,470
McKesson Corp.	2,799	349,203
Medtronic PLC	6,377	572,782
Merck & Co., Inc.	7,611	560,246
MetLife, Inc.	8,830	363,708
Microsoft Corp.	8,839	944,094
Mondelez International, Inc., Class A	8,157	342,431
Motorola Solutions, Inc.	1,186	145,356
Nasdaq, Inc.	1,839	159,460
PepsiCo, Inc.	3,672	412,659
Pfizer, Inc.	36,092	1,554,122
PG&E Corp.(1)	8,062	377,382
Philip Morris International, Inc.	4,316	380,110

Security	Shares	Value
Pinnacle West Capital Corp.	936	$76,986
Prudential Financial, Inc.	3,047	285,748
Public Service Enterprise Group, Inc.	9,151	488,938
Quanta Services, Inc.(1)	12,824	400,109
Realty Income Corp.	9,316	561,475
Royal Caribbean Cruises, Ltd.	3,856	403,839
Seagate Technology PLC	3,207	129,018
Sysco Corp.	4,985	355,580
Target Corp.	1,917	160,319
TJX Cos., Inc. (The)	3,871	425,345
Travelers Cos., Inc. (The)	3,560	445,463
United Rentals, Inc.(1)	2,672	320,827
Universal Health Services, Inc., Class B	3,482	423,272
Ventas, Inc.	3,634	210,917
Verizon Communications, Inc.	32,555	1,858,565
Visa, Inc., Class A	2,210	304,648
Walgreens Boots Alliance, Inc.	7,692	613,591
Walmart, Inc.	4,649	466,202
Welltower, Inc.	3,161	208,847
Whirlpool Corp.	1,657	181,872

		$38,617,321

Total Common Stocks (identified cost $70,990,097)		$73,486,849

Short-Term Investments — 7.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(3)	6,381,340	$6,380,702

Total Short-Term Investments (identified cost $6,381,340)		$6,380,702

Total Investments — 98.7% (identified cost $77,371,437)		$79,867,551

Other Assets, Less Liabilities — 1.3%		$1,038,986

Net Assets — 100.0%		$80,906,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $123,845 or 0.2% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $23,731.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.3%	$14,841,728
Health Care	14.4	11,637,376
Information Technology	9.7	7,834,045
Consumer Staples	9.2	7,470,508
Communication Services	7.8	6,282,259
Utilities	7.5	6,115,910
Energy	6.7	5,403,819
Materials	5.6	4,500,650
Consumer Discretionary	5.0	4,052,798
Industrials	3.8	3,114,492
Real Estate	2.8	2,233,264
Short-Term Investments	7.9	6,380,702

Total Investments	98.7%	$79,867,551

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	140,634	USD	102,110	State Street Bank and Trust Company	12/19/18	$—	$(2,469)
CAD	162,043	USD	123,659	State Street Bank and Trust Company	12/19/18	—	(448)
CHF	470,997	USD	476,167	State Street Bank and Trust Company	12/19/18	—	(6,301)
CHF	328,340	USD	344,968	State Street Bank and Trust Company	12/19/18	—	(17,417)
DKK	2,385,690	USD	373,599	State Street Bank and Trust Company	12/19/18	—	(9,785)
EUR	94,662	USD	111,939	State Street Bank and Trust Company	12/19/18	—	(4,267)
EUR	360,673	USD	415,456	State Street Bank and Trust Company	12/19/18	—	(5,215)
EUR	389,677	USD	450,791	State Street Bank and Trust Company	12/19/18	—	(7,560)
EUR	500,581	USD	580,342	State Street Bank and Trust Company	12/19/18	—	(10,966)
EUR	976,779	USD	1,126,871	State Street Bank and Trust Company	12/19/18	—	(15,851)
EUR	1,343,705	USD	1,582,126	State Street Bank and Trust Company	12/19/18	—	(53,753)
EUR	2,938,891	USD	3,431,611	State Street Bank and Trust Company	12/19/18	—	(88,823)
GBP	168,299	USD	221,470	State Street Bank and Trust Company	12/19/18	—	(5,832)
GBP	207,904	USD	276,572	State Street Bank and Trust Company	12/19/18	—	(10,190)
GBP	1,323,468	USD	1,739,207	State Street Bank and Trust Company	12/19/18	—	(43,481)
GBP	1,784,849	USD	2,331,334	State Street Bank and Trust Company	12/19/18	—	(44,452)
GBP	1,313,996	USD	1,733,436	State Street Bank and Trust Company	12/19/18	—	(49,845)
HKD	5,720,428	USD	729,851	State Street Bank and Trust Company	12/19/18	613	—
JPY	222,700,291	USD	2,009,423	State Street Bank and Trust Company	12/19/18	—	(27,957)
SEK	7,187,067	USD	799,336	State Street Bank and Trust Company	12/19/18	—	(10,408)
USD	218,031	AUD	299,223	State Street Bank and Trust Company	12/19/18	6,027	—
USD	2,115,475	AUD	2,979,416	State Street Bank and Trust Company	12/19/18	4,519	—
USD	3,019,805	CAD	3,964,626	State Street Bank and Trust Company	12/19/18	5,254	—
USD	292,199	CAD	379,653	State Street Bank and Trust Company	12/19/18	3,526	—
USD	1,924,864	CHF	1,859,496	State Street Bank and Trust Company	12/19/18	69,834	—
USD	272,989	CHF	265,001	State Street Bank and Trust Company	12/19/18	8,625	—
USD	792,835	EUR	669,346	State Street Bank and Trust Company	12/19/18	31,500	—
USD	690,917	EUR	584,491	State Street Bank and Trust Company	12/19/18	26,098	—
USD	913,643	EUR	781,764	State Street Bank and Trust Company	12/19/18	24,440	—
USD	2,928,689	EUR	2,564,962	State Street Bank and Trust Company	12/19/18	11,220	—
USD	1,721,447	EUR	1,508,663	State Street Bank and Trust Company	12/19/18	5,447	—
USD	256,949	EUR	221,150	State Street Bank and Trust Company	12/19/18	5,407	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	225,926	EUR	198,406	State Street Bank and Trust Company	12/19/18	$252	$—
USD	3,805,497	GBP	2,959,093	State Street Bank and Trust Company	12/19/18	14,085	—
USD	339,700	GBP	259,589	State Street Bank and Trust Company	12/19/18	7,095	—
USD	2,371,161	GBP	1,856,951	State Street Bank and Trust Company	12/19/18	—	(8,104)
USD	434,771	HKD	3,395,029	State Street Bank and Trust Company	12/19/18	1,247	—
USD	408,862	HKD	3,200,980	State Street Bank and Trust Company	12/19/18	116	—
USD	366,241	JPY	41,070,221	State Street Bank and Trust Company	12/19/18	821	—
USD	198,477	JPY	22,478,386	State Street Bank and Trust Company	12/19/18	—	(1,524)
USD	791,859	JPY	89,331,590	State Street Bank and Trust Company	12/19/18	—	(2,965)
USD	289,736	NOK	2,411,531	State Street Bank and Trust Company	12/19/18	3,037	—
USD	111,667	SGD	153,525	State Street Bank and Trust Company	12/19/18	722	—
USD	281,219	CNY	1,953,012	State Street Bank and Trust Company	12/21/18	1,822	—

						$231,707	$(427,613)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	1	Long	12/21/18	$135,555	$1,077
FTSE China A50 Index	213	Long	11/29/18	2,379,743	28,760
MSCI Emerging Markets Index	33	Long	12/21/18	1,578,555	(47,361)

					$(17,524)

FTSE China A50 Index: Free-float adjusted, liquidity-screened index comprising the largest 50 A-share companies by full market capitalization of the securities listed on the Shanghai and Shenzhen Stock Exchanges.

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$29,837	$(47,361)

Total		$29,837	$(47,361)

Foreign Exchange	Forward foreign currency exchange contracts	$231,707	$(427,613)

Total		$231,707	$(427,613)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$—	$11,596,171	$—	$11,596,171
Developed Europe	409,815	19,776,921	—	20,186,736
North America	41,703,942	—	—	41,703,942
Total Common Stocks	$42,113,757	$31,373,092 *	$—	$73,486,849
Short-Term Investments	$—	$6,380,702	$—	$6,380,702
Total Investments	$42,113,757	$37,753,794	$—	$79,867,551
Forward Foreign Currency Exchange Contracts	$—	$231,707	$—	$231,707
Futures Contracts	29,837	—	—	29,837
Total	$42,143,594	$37,985,501	$—	$80,129,095

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(427,613)	$—	$(427,613)
Futures Contracts	(47,361)	—	—	(47,361)
Total	$(47,361)	$(427,613)	$—	$(474,974)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.6%

Security	Shares	Value
Australia — 6.9%
AGL Energy, Ltd.	631	$8,058
Amcor, Ltd.	1,442	13,607
Australia and New Zealand Banking Group, Ltd.	1,265	23,284
BHP Billiton, Ltd.	726	16,752
Brambles, Ltd.	2,015	15,179
Caltex Australia, Ltd.	941	18,828
Coca-Cola Amatil, Ltd.	2,949	20,754
Commonwealth Bank of Australia	1,231	60,529
National Australia Bank, Ltd.	2,473	44,290
Newcrest Mining, Ltd.	6,602	96,642
Oil Search, Ltd.	3,666	20,154
Rio Tinto, Ltd.	546	29,709
Santos, Ltd.	2,617	12,283
Telstra Corp., Ltd.	10,628	23,248
Westpac Banking Corp.	2,444	46,426
Woodside Petroleum, Ltd.	1,267	31,194

		$480,937

Belgium — 2.0%
Colruyt SA	534	$31,049
Proximus SA	2,281	58,115
UCB SA	559	46,945

		$136,109

Canada — 1.9%
Alamos Gold, Inc., Class A	2,425	$9,676
B2Gold Corp.(1)	9,914	24,388
Barrick Gold Corp.	754	9,463
New Gold, Inc.(1)	26,003	20,542
Osisko Gold Royalties, Ltd.	1,310	10,031
Pan American Silver Corp.	911	13,374
SSR Mining, Inc.(1)	1,880	18,405
Wheaton Precious Metals Corp.	205	3,370
Yamana Gold, Inc.	10,105	22,938

		$132,187

Denmark — 0.0%(2)
Novo Nordisk A/S, Class B	23	$993

		$993

France — 10.7%
Airbus SE	88	$9,725
AXA SA	2,999	75,055
BNP Paribas SA	1,834	95,577
Carrefour SA	1,500	29,091
Casino Guichard-Perrachon SA	203	8,953
Credit Agricole SA	3,530	45,210

1

Security	Shares	Value
Engie SA	2,372	$31,517
Kering	45	20,002
Klepierre SA	362	12,267
LVMH Moet Hennessy Louis Vuitton SE	78	23,666
Natixis SA	4,076	23,795
Orange SA	2,612	40,769
Peugeot SA	660	15,689
Renault SA	216	16,129
Sanofi	1,405	125,552
Schneider Electric SE	139	10,051
Total SA	1,939	113,772
Valeo SA	487	15,708
Veolia Environnement SA	1,548	30,851

		$743,379

Germany — 8.8%
adidas AG	67	$15,756
Allianz SE	147	30,623
BASF SE	259	19,875
Bayer AG	215	16,480
Bayerische Motoren Werke AG	432	37,200
Continental AG	146	24,059
Covestro AG(3)	160	10,318
Daimler AG	723	42,828
Deutsche Bank AG	3,087	30,172
Deutsche Boerse AG	87	10,994
Deutsche Post AG	1,397	44,111
Deutsche Telekom AG	5,279	86,584
Deutsche Wohnen SE	445	20,354
Hannover Rueck SE	101	13,583
MAN SE	211	21,980
Merck KGaA	518	55,428
Metro AG	1,214	18,263
Muenchener Rueckversicherungs-Gesellschaft AG	114	24,486
ProSiebenSat.1 Media SE	552	12,747
RWE AG	1,051	20,446
SAP SE	339	36,298
Volkswagen AG, PFC Shares	134	22,512

		$615,097

Hong Kong — 0.7%
AIA Group, Ltd.	1,725	$13,122
CK Infrastructure Holdings, Ltd.	1,000	7,319
HK Electric Investments & HK Electric Investments, Ltd.(3)	11,123	10,583
HKT Trust and HKT, Ltd.	8,000	11,033
Power Assets Holdings, Ltd.	1,000	6,678

		$48,735

Italy — 0.9%
Enel SpA	4,469	$21,912
Telecom Italia SpA(1)	13,983	8,224
UniCredit SpA	2,388	30,531

		$60,667

2

Security	Shares	Value
Japan — 19.9%
ABC-Mart, Inc.	200	$11,693
Ain Holdings, Inc.	100	7,843
Amada Holdings Co., Ltd.	1,900	17,900
Asahi Group Holdings, Ltd.	300	13,184
Chiba Bank, Ltd. (The)	600	3,796
Chubu Electric Power Co., Inc.	600	8,652
Concordia Financial Group, Ltd.	1,000	4,577
COSMOS Pharmaceutical Corp.	100	20,440
Dai-ichi Life Holdings, Inc.	3,860	72,434
Daifuku Co., Ltd.	200	8,589
Daito Trust Construction Co., Ltd.	200	26,368
Daiwa House REIT Investment Corp.	5	10,957
Electric Power Development Co., Ltd.	300	8,168
Fujitsu, Ltd.	300	18,251
Fukuoka Financial Group, Inc.	400	9,828
H2O Retailing Corp.	300	4,661
Hitachi Chemical Co., Ltd.	500	7,881
Hitachi Construction Machinery Co., Ltd.	500	13,275
Hokuriku Electric Power Co.(1)	500	4,658
Honda Motor Co., Ltd.	200	5,709
Isetan Mitsukoshi Holdings, Ltd.	600	7,012
ITOCHU Corp.	700	12,982
Itochu Techno-Solutions Corp.	700	13,275
J. Front Retailing Co., Ltd.	800	10,483
Japan Prime Realty Investment Corp.	3	10,704
Japan Real Estate Investment Corp.	2	10,322
Japan Retail Fund Investment Corp.	15	27,705
Japan Tobacco, Inc.	100	2,570
JXTG Holdings, Inc.	1,800	12,163
Kajima Corp.	1,000	12,877
Kansai Electric Power Co., Inc. (The)	1,300	19,897
KDDI Corp.	700	16,940
Kirin Holdings Co., Ltd.	800	19,090
Komatsu, Ltd.	1,000	26,042
Marubeni Corp.	600	4,865
Mitsubishi Corp.	600	16,887
Mitsubishi Motors Corp.	1,100	6,909
Mitsubishi Tanabe Pharma Corp.	700	10,340
Mitsubishi UFJ Financial Group, Inc.	18,300	110,761
Mitsui & Co., Ltd.	600	10,025
Mitsui Chemicals, Inc.	200	4,485
Mizuho Financial Group, Inc.	49,100	84,322
Nippon Prologis REIT, Inc.	8	16,103
Nippon Telegraph & Telephone Corp.	400	16,495
Nissan Motor Co., Ltd.	1,200	10,917
Nomura Real Estate Master Fund, Inc.	14	18,134
NTT Data Corp.	1,700	21,825
NTT DoCoMo, Inc.	1,100	27,279
Obayashi Corp.	1,600	14,125
Ono Pharmaceutical Co., Ltd.	500	11,347
Qol Holdings Co., Ltd.	300	6,314
Rakuten, Inc.	1,200	8,117
Resona Holdings, Inc.	14,736	77,512

3

Security	Shares	Value
Sawai Pharmaceutical Co., Ltd.	200	$10,138
Seven & i Holdings Co., Ltd.	400	17,320
Shikoku Electric Power Co., Inc.	1,000	12,551
Shimizu Corp.	1,500	12,176
Shizuoka Bank, Ltd. (The)	300	2,625
Sony Corp.	400	21,647
Sumitomo Corp.	1,000	15,167
Sumitomo Mitsui Financial Group, Inc.	3,300	128,486
Sumitomo Mitsui Trust Holdings, Inc.	200	7,947
Sundrug Co., Ltd.	300	10,902
Suzuki Motor Corp.	300	14,960
T&D Holdings, Inc.	2,700	43,161
Taisei Corp.	200	8,554
Takeda Pharmaceutical Co., Ltd.	800	33,168
Tokyo Electric Power Co. Holdings, Inc.(1)	5,500	28,150
Tokyo Gas Co., Ltd.	500	12,296
Toyota Motor Corp.	200	11,716
United Urban Investment Corp.	13	19,763
Yahoo! Japan Corp.	3,800	11,855
Yamada Denki Co., Ltd.	1,300	6,130

		$1,386,400

Netherlands — 3.9%
Aegon NV	6,101	$37,415
Coca-Cola European Partners PLC	614	27,931
ING Groep NV	6,385	75,541
Koninklijke Ahold Delhaize NV	1,297	29,689
NXP Semiconductors NV	135	10,124
Unilever NV	778	41,806
Wolters Kluwer NV	847	48,054

		$270,560

Norway — 0.9%
DNB ASA	673	$12,159
Equinor ASA	871	22,529
Orkla ASA	828	7,145
Telenor ASA	1,257	23,048

		$64,881

Singapore — 1.5%
Ascendas Real Estate Investment Trust	10,000	$18,209
CapitaLand Mall Trust	7,000	10,662
CapitaLand, Ltd.	3,000	6,814
City Developments, Ltd.	2,000	11,430
Singapore Telecommunications, Ltd.	10,000	22,693
StarHub, Ltd.	4,726	6,422
Suntec Real Estate Investment Trust	10,000	12,798
UOL Group, Ltd.	3,000	13,067

		$102,095

Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	12,444	$68,680
CaixaBank SA	3,471	14,046
Iberdrola SA	6,989	49,453

4

Security	Shares	Value
Repsol SA	1,199	$21,425
Telefonica SA	4,350	35,683

		$189,287

Sweden — 0.1%
Telia Co. AB	2,351	$10,583

		$10,583

Switzerland — 9.8%
ABB, Ltd.	490	$9,860
Adecco Group AG	351	17,188
Barry Callebaut AG	9	17,591
Geberit AG	78	30,540
Kuehne & Nagel International AG	77	10,702
Nestle SA	1,913	161,501
Novartis AG	1,793	157,017
Roche Holding AG PC	605	147,234
Swiss Prime Site AG(1)	182	14,768
Swisscom AG	145	66,393
Zurich Insurance Group AG	168	52,161

		$684,955

United Kingdom — 19.8%
Antofagasta PLC	920	$9,209
AstraZeneca PLC	1,314	100,507
Aviva PLC	8,649	47,266
BP PLC	17,113	123,620
British American Tobacco PLC	1,876	81,325
BT Group PLC	13,985	42,822
Centamin PLC	4,802	6,098
Centrica PLC	8,044	15,109
GlaxoSmithKline PLC	4,109	79,582
Imperial Brands PLC	2,352	79,668
J Sainsbury PLC	17,107	67,967
Legal & General Group PLC	12,930	41,491
Lloyds Banking Group PLC	70,527	51,466
National Grid PLC	2,865	30,266
Randgold Resources, Ltd.	1,562	122,857
Reckitt Benckiser Group PLC	568	45,931
Rio Tinto PLC	865	41,996
Rolls-Royce Holdings PLC	879	9,427
Royal Dutch Shell PLC, Class A	3,553	113,192
Royal Dutch Shell PLC, Class B	1,832	59,747
Royal Mail PLC	7,443	34,170
Shire PLC	619	37,357
Smith & Nephew PLC	1,757	28,560
Tesco PLC	7,506	20,442
Unilever PLC	400	21,188
Vodafone Group PLC	34,416	64,721

		$1,375,984

5

Security	Shares	Value
United States — 0.1%
Hecla Mining Co.	1,473	$3,535

		$3,535

Total Common Stocks (identified cost $6,590,848)		$6,306,384

Short-Term Investments — 8.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(4)	605,495	$605,434

Total Short-Term Investments (identified cost $605,490)		$605,434

Total Investments — 99.3% (identified cost $7,196,338)		$6,911,818

Other Assets, Less Liabilities — 0.7%		$50,540

Net Assets — 100.0%		$6,962,358

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $20,901 or 0.3% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $1,767.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.7%	$1,513,351
Health Care	12.4	860,648
Consumer Staples	11.6	807,957
Communication Services	8.4	585,654
Energy	7.9	548,907
Materials	7.4	515,151
Industrials	6.2	434,451
Consumer Discretionary	5.1	353,503
Utilities	4.7	326,564
Real Estate	3.8	260,425
Information Technology	1.4	99,773
Short-Term Investments	8.7	605,434

Total Investments	99.3%	$6,911,818

6

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CHF	70,469	USD	71,243	State Street Bank and Trust Company	12/19/18	$—	$(943)
CHF	50,349	USD	52,899	State Street Bank and Trust Company	12/19/18	—	(2,671)
DKK	701,182	USD	109,805	State Street Bank and Trust Company	12/19/18	—	(2,876)
EUR	36,531	USD	42,080	State Street Bank and Trust Company	12/19/18	—	(528)
EUR	17,917	USD	21,187	State Street Bank and Trust Company	12/19/18	—	(808)
EUR	81,546	USD	94,335	State Street Bank and Trust Company	12/19/18	—	(1,582)
EUR	102,247	USD	117,958	State Street Bank and Trust Company	12/19/18	—	(1,659)
EUR	485,095	USD	566,424	State Street Bank and Trust Company	12/19/18	—	(14,661)
GBP	13,986	USD	18,358	State Street Bank and Trust Company	12/19/18	—	(438)
GBP	28,178	USD	37,168	State Street Bank and Trust Company	12/19/18	—	(1,064)
GBP	60,416	USD	79,503	State Street Bank and Trust Company	12/19/18	—	(2,094)
GBP	43,288	USD	57,586	State Street Bank and Trust Company	12/19/18	—	(2,122)
ILS	122,909	USD	34,540	State Street Bank and Trust Company	12/19/18	—	(1,377)
JPY	72,507,925	USD	654,238	State Street Bank and Trust Company	12/19/18	—	(9,102)
NZD	17,978	USD	11,701	State Street Bank and Trust Company	12/19/18	36	—
SEK	1,504,884	USD	167,371	State Street Bank and Trust Company	12/19/18	—	(2,179)
USD	462,549	AUD	651,450	State Street Bank and Trust Company	12/19/18	988	—
USD	115,133	CAD	151,155	State Street Bank and Trust Company	12/19/18	200	—
USD	303,428	CHF	293,124	State Street Bank and Trust Company	12/19/18	11,008	—
USD	8,613	CHF	8,361	State Street Bank and Trust Company	12/19/18	272	—
USD	157,697	EUR	133,135	State Street Bank and Trust Company	12/19/18	6,265	—
USD	137,164	EUR	116,036	State Street Bank and Trust Company	12/19/18	5,181	—
USD	55,992	EUR	48,191	State Street Bank and Trust Company	12/19/18	1,178	—
USD	29,394	EUR	25,151	State Street Bank and Trust Company	12/19/18	786	—
USD	118,015	EUR	103,427	State Street Bank and Trust Company	12/19/18	373	—
USD	32,541	EUR	28,577	State Street Bank and Trust Company	12/19/18	36	—
USD	106,508	GBP	81,542	State Street Bank and Trust Company	12/19/18	2,031	—
USD	18,717	GBP	14,358	State Street Bank and Trust Company	12/19/18	320	—
USD	4,455	GBP	3,404	State Street Bank and Trust Company	12/19/18	93	—
USD	17,511	GBP	13,646	State Street Bank and Trust Company	12/19/18	27	—
USD	95,185	GBP	74,543	State Street Bank and Trust Company	12/19/18	—	(325)
USD	39,433	HKD	308,719	State Street Bank and Trust Company	12/19/18	11	—
USD	63,451	JPY	7,114,554	State Street Bank and Trust Company	12/19/18	150	—
USD	12,017	JPY	1,354,508	State Street Bank and Trust Company	12/19/18	—	(35)
USD	31,482	JPY	3,551,589	State Street Bank and Trust Company	12/19/18	—	(118)
USD	29,472	JPY	3,337,883	State Street Bank and Trust Company	12/19/18	—	(226)
USD	35,920	NOK	298,973	State Street Bank and Trust Company	12/19/18	377	—
USD	14,990	SGD	20,609	State Street Bank and Trust Company	12/19/18	97	—
USD	26,384	CNY	183,230	State Street Bank and Trust Company	12/21/18	171	—

						$29,600	$(44,808)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
FTSE China A50 Index	18	Long	11/29/18	$201,105	$2,400
MSCI Emerging Markets Index	3	Long	12/21/18	143,505	(4,306)

					$(1,906)

7

FTSE China A50 Index: Free-float adjusted, liquidity-screened index comprising the largest 50 A-share companies by full market capitalization of the securities listed on the Shanghai and Shenzhen Stock Exchanges.

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

JPY	-	Japanese Yen

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$2,400	$(4,306)

Total		$2,400	$(4,306)

Foreign Exchange	Forward foreign currency exchange contracts	$29,600	$(44,808)

Total		$29,600	$(44,808)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

8

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$—	$2,018,167	$—	$2,018,167
Developed Europe	38,055	4,114,440	—	4,152,495
North America	135,722	—	—	135,722
Total Common Stocks	$173,777	$6,132,607 *	$—	$6,306,384
Short-Term Investments	$—	$605,434	$—	$605,434
Total Investments	$173,777	$6,738,041	$—	$6,911,818
Forward Foreign Currency Exchange Contracts	$—	$29,600	$—	$29,600
Futures Contracts	2,400	—	—	2,400
Total	$176,177	$6,767,641	$—	$6,943,818

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(44,808)	$—	$(44,808)
Futures Contracts	(4,306)	—	—	(4,306)
Total	$(4,306)	$(44,808)	$—	$(49,114)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Parametric Research Affiliates Systematic Alternative Risk Premia Fund

October 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 87.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.00%, 8/31/19	$650	$641,265
1.50%, 1/31/19	6,000	5,988,068
1.625%, 7/31/19(1)	7,000	6,949,551

Total U.S. Treasury Obligations (identified cost $13,563,131)		$13,578,884

Short-Term Investments — 3.8%

Other — 3.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(2)	596,341	$596,282

Total Other (identified cost $596,319)		$596,282

Total Short-Term Investments (identified cost $596,319)		$596,282

Total Investments — 90.8% (identified cost $14,159,450)		$14,175,166

Other Assets, Less Liabilities — 9.2%		$1,442,255

Net Assets — 100.0%		$15,617,421

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $4,779.

1

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Amsterdam Exchange Index	6	Long	11/16/18	$702,041	$(7,059)
FTSE 100 Index	8	Long	12/21/18	725,985	(19,825)
FTSE MIB Index	7	Long	12/21/18	751,567	(80,265)
Hang Seng Index	5	Long	11/29/18	796,269	3,499
IBEX 35 Index	18	Long	11/16/18	1,810,070	(25,201)
CAC 40 Index	6	Short	11/16/18	(345,245)	490
DAX 30 Index	1	Short	12/21/18	(323,771)	689
E-mini S&P 500 Index	14	Short	12/21/18	(1,897,770)	129,934
Nikkei 225 Index	4	Short	12/13/18	(773,082)	22,940
OMX Stockholm 30 Index	22	Short	11/16/18	(367,893)	370
S&P/TSX 60 Index	19	Short	12/20/18	(2,581,154)	101,473
SPI 200 Index	7	Short	12/20/18	(720,785)	44,656

Foreign Currency Futures
Australian Dollar	22	Long	12/17/18	1,556,940	(21,556)
Canadian Dollar	21	Long	12/18/18	1,595,895	(23,780)
New Zealand Dollar	24	Long	12/17/18	1,565,520	(9,922)
Norwegian Krone	7	Long	12/17/18	1,663,340	(37,968)
British Pound Sterling	8	Short	12/17/18	(639,800)	14,803
Euro	20	Short	12/17/18	(2,838,875)	87,345
Japanese Yen	25	Short	12/17/18	(2,773,594)	9,567
Swedish Krona	3	Short	12/17/18	(657,420)	15,382
Swiss Franc	40	Short	12/17/18	(4,979,000)	209,344

Interest Rate Futures
Australia 10-Year Bond	76	Long	12/17/18	6,964,914	(5,677)
Euro-BTP	34	Long	12/6/18	4,684,370	(34,695)
Euro-OAT	23	Long	12/6/18	3,958,704	(9,409)
U.S. 10-Year Treasury Note	15	Long	12/19/18	1,776,563	(5,417)
Canada 10-Year Bond	40	Short	12/18/18	(4,015,345)	26,633
Euro-Bund	10	Short	12/6/18	(1,815,186)	476
Japan 10-Year Bond	4	Short	12/13/18	(5,339,832)	(18,176)
Long Gilt	30	Short	12/27/18	(4,693,935)	(17,215)

					$351,436

Eaton Vance Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund commenced operations on August 1, 2018.

The Fund seeks to gain exposure to commodities, in whole or in part, through investments in SARP Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity-related investments, and may also invest in other instruments in which the Fund is permitted to invest. The net assets of the Subsidiary at October 31, 2018 were $1,329,115 or 8.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

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The Fund’s investment adviser is Eaton Vance Management (EVM). Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC, a majority-owned affiliate of Eaton Vance Corp.

Pursuant to a separate investment sub-advisory agreement, EVM has also engaged Research Affiliates, a limited liability corporation, to provide certain non-discretionary sub-advisory services such as research and portfolio modeling to the Fund.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign financial futures contracts are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

The daily valuation of certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

3

Financial Futures Contracts: Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund seeks to provide exposure to “risk premia” by taking long and short positions using derivative instruments to gain market exposure across four asset classes: equities, fixed income, commodities and currencies. Risk premia are the returns assets are expected to generate in excess of the return of a risk-free investment as compensation for taking risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures	$304,051	$(132,350)

Total		$304,051	$(132,350)

Foreign Exchange	Futures	$336,441	$(93,226)

Total		$336,441	$(93,226)

Equity Price	Futures	$27,109	$(90,589)

Total		$27,109	$(90,589)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$13,578,884	$—	$13,578,884
Short-Term Investments	—	596,282	—	596,282
Total Investments	$—	$14,175,166	$—	$14,175,166
Futures Contracts	$594,957	$72,644	$—	$667,601
Total	$594,957	$14,247,810	$—	$14,842,767

Liability Description
Futures Contracts	$(183,815)	$(132,350)	$—	$(316,165)
Total	$(183,815)	$(132,350)	$—	$(316,165)

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018